Risk Management and Financial Instruments - Schedule of Exposure (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
USD [Member]
OPERATING
Cash and cash equivalents	$ 1,880,059	$ 1,639,584
Trade accounts receivable	835,127	1,073,398
Sales orders	1,455,130	1,062,765
Trade accounts payable	(303,485)	(297,536)
Purchase orders	(76,189)	(83,493)
Subtotal	3,790,642	3,394,718
FINANCIAL
Margin cash	457	220
Advances to customers	(3,796)	(4,683)
Loans and financing	(602,050)	(1,290,871)
Subtotal	(605,389)	(1,295,334)
Subtotal	3,185,253	2,099,384
Total exposure	3,185,253	2,099,384
DERIVATIVES
Total derivatives	509,066	(1,079,402)
NET EXPOSURE	3,694,319	1,019,982
EUR [Member]
OPERATING
Cash and cash equivalents	65,302,000	50,341,000
Trade accounts receivable	136,706,000	165,016,000
Sales orders	173,190,000	78,854,000
Trade accounts payable	(96,310,000)	(78,268,000)
Purchase orders	(28,891,000)	(8,928,000)
Subtotal	249,997,000	207,015,000
FINANCIAL
Margin cash
Advances to customers	(2,202,000)	(1,562,000)
Loans and financing		(614,000)
Subtotal	(2,202,000)	(2,176,000)
Subtotal	247,795,000	204,839,000
Total exposure	247,795,000	204,839,000
DERIVATIVES
Total derivatives	(80,662,000)	(34,205,000)
NET EXPOSURE	167,133,000	170,634,000
GBP [Member]
OPERATING
Cash and cash equivalents	19,473,000	16,097,000
Trade accounts receivable	211,821,000	65,684,000
Sales orders	16,869,000	54,370,000
Trade accounts payable	(19,973,000)	(16,271,000)
Purchase orders
Subtotal	228,190,000	119,880,000
FINANCIAL
Margin cash
Advances to customers	(122,000)	(191,000)
Loans and financing
Subtotal	(122,000)	(191,000)
Subtotal	228,068,000	119,689,000
Total exposure	228,068,000	119,689,000
DERIVATIVES
Total derivatives	(59,440,000)	(67,142,000)
NET EXPOSURE	168,628,000	52,547,000
Future contracts [Member] | USD [Member]
DERIVATIVES
Total derivatives	622,477	1,840
Future contracts [Member] | EUR [Member]
DERIVATIVES
Total derivatives	(79,270,000)	(85,595,000)
Future contracts [Member] | GBP [Member]
DERIVATIVES
Total derivatives	(40,607,000)	(34,095,000)
Deliverable Forwards (DF´s) [Member] | USD [Member]
DERIVATIVES
Total derivatives	(387,723)	(664,084)
Deliverable Forwards (DF´s) [Member] | EUR [Member]
DERIVATIVES
Total derivatives	21,024,000	70,949,000
Deliverable Forwards (DF´s) [Member] | GBP [Member]
DERIVATIVES
Total derivatives	(18,833,000)	(26,785,000)
Non-Deliverable Forwards (NDF´s) [Member] | USD [Member]
DERIVATIVES
Total derivatives	274,312	(417,158)
Non-Deliverable Forwards (NDF´s) [Member] | EUR [Member]
DERIVATIVES
Total derivatives	(22,416,000)	(19,559,000)
Non-Deliverable Forwards (NDF´s) [Member] | GBP [Member]
DERIVATIVES
Total derivatives		$ (6,262,000)